UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Tax-Free Income Portfolio (NXC)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Consumer Staples – 2.0%
$ 235	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$228,639
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	6/12 at 100.00	BBB	1,638,598
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

1,855	Total Consumer Staples			1,867,237

	Education and Civic Organizations – 9.3%
1,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P,	12/09 at 101.00	AAA	1,040,980
	5.000%, 12/01/23
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	46,759
	2005A, 5.000%, 10/01/35
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,072,920
	2002A, 5.500%, 10/01/32
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,220
45	5.000%, 11/01/25	11/15 at 100.00	A2	47,582
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,200,969
	Institutes, Series 2001, 5.500%, 10/01/19
2,000	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	2,100,220
	Replacement Hospital Project, Series 2002A, 5.000%, 10/01/22 – FSA Insured
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	1,060,210
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured

8,125	Total Education and Civic Organizations			8,606,860

	Health Care – 11.4%
335	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	348,524
	Series 2005, 5.000%, 11/15/34
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,126,540
	LLC, Series 2001A, 5.550%, 8/01/31
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	1,618,530
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	1,573,275
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26
1,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,574,206
	Series 2006, 5.000%, 3/01/41
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	582,000
	Series 2001C, 5.250%, 8/01/31
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic	6/07 at 101.00	AAA	1,912,261
	Hospital Foundation, Series 2000, 5.500%, 6/01/17 – AMBAC Insured
775	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/07 at 100.00	Baa2	775,186
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23

10,050	Total Health Care			10,510,522

	Housing/Multifamily – 0.9%
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	A	792,548
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured

	Housing/Single Family – 0.2%
145	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	156,127
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 2.0%
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,333,488
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	522,835
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

1,750	Total Industrials			1,856,323

	Long-Term Care – 1.7%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,573,590
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General – 24.6%
500	California, General Obligation Bonds, Series 2003, 5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	542,650
	California, General Obligation Bonds, Series 2004:
750	5.000%, 2/01/23	2/14 at 100.00	A+	788,588
800	5.125%, 4/01/25	4/14 at 100.00	A+	852,256
1,000	5.125%, 2/01/27	2/14 at 100.00	A+	1,061,520
2,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	2,142,760
	2002A, 5.000%, 8/01/21 – FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – MBIA Insured	No Opt. Call	AAA	3,174,137
1,750	0.000%, 2/01/17 – MBIA Insured	No Opt. Call	AAA	1,160,863
2,375	0.000%, 8/01/17 – MBIA Insured	No Opt. Call	AAA	1,543,726
2,345	0.000%, 2/01/18 – MBIA Insured	No Opt. Call	AAA	1,483,846
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AAA	666,490
1,080	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AAA	676,372
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	106,494
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	3,427,528
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	1,643,790
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
768	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	775,219
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AAA	2,736,727
	2005A, 5.000%, 9/01/26 – FSA Insured

26,418	Total Tax Obligation/General			22,782,966

	Tax Obligation/Limited – 19.5%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,088,200
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AAA	4,152,574
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – MBIA Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	1,103,920
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23
660	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	718,489
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	128,034
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Project Area Tax Allocation Bonds, Series	9/16 at 101.00	AAA	384,545
	2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	1,057,670
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
1,050	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AAA	1,219,113
	Revenue Bonds, Series 2005A, Residual Series 1503, 6.806%, 6/01/38 – FGIC Insured (IF)
90	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	96,297
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
60	5.000%, 9/01/26	9/16 at 100.00	N/R	60,339
135	5.125%, 9/01/36	9/16 at 100.00	N/R	137,048
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	226,343
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,356,069
	Ranch, Series 2004A, 5.625%, 8/15/34
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	110,540
	2005A, 5.000%, 9/01/35 – XLCA Insured
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	136,423
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	687,746
	5.400%, 11/01/20 – MBIA Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AAA	3,227,069
	6/01/21 – MBIA Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	4/12 at 101.00	AAA	1,049,440
	5.000%, 4/01/25 – MBIA Insured
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	Aaa	1,064,220
	Series 2006, 5.000%, 9/01/26 – FGIC Insured

16,330	Total Tax Obligation/Limited			18,004,079

	Transportation – 8.2%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,153,462
	1995A, 5.000%, 1/01/35
5,000	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%,	8/11 at 100.00	AAA	5,325,399
	8/01/17 – AMBAC Insured (Alternative Minimum Tax)
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 – FGIC Insured	11/12 at 100.00	AAA	1,078,220

7,150	Total Transportation			7,557,081

	U.S. Guaranteed – 15.1% (3)
400	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	8/12 at 100.00	AA (3)	429,472
	Bonds, Series 2002A, 5.000%, 8/01/26 (Pre-refunded 8/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,230,300
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,169,980
750	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series	8/09 at 100.00	A1 (3)	787,080
	2002A, 5.500%, 8/01/32 (Pre-refunded 8/01/09)
2,600	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/11 at 100.00	A2 (3)	2,789,436
	2002, 5.250%, 11/01/21 (Pre-refunded 11/01/11)
1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	1,549,156
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
1,800	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/23	6/08 at 101.00	AAA	1,855,872
	(Pre-refunded 6/01/08) – FGIC Insured
2,000	North Orange County Community College District, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	2,159,560
	2002A, 5.000%, 8/01/22 (Pre-refunded 8/01/12) – MBIA Insured

12,950	Total U.S. Guaranteed			13,970,856

	Utilities – 1.9%
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	214,372
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	229,076
	9/01/31 – XLCA Insured
1,225	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%,	No Opt. Call	Aaa	1,317,794
	1/01/12 – MBIA Insured

1,640	Total Utilities			1,761,242

	Water and Sewer – 2.5%
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	159,530
	5.000%, 4/01/36 – MBIA Insured
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	267,533
	2006, 5.000%, 12/01/31 – FGIC Insured
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	865,978
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,052,190
	Project, Series 2003, 5.625%, 7/01/43
2,225	Total Water and Sewer			2,345,231

$ 90,888	Total Investments (cost $86,469,768) – 99.3%			91,784,662

	Floating Rate Obligations – (0.8%)			(758,000)

	Other Assets Less Liabilities – 1.5%			1,384,217

	Net Assets – 100%			$92,410,879

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $85,710,651.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$5,316,323
Depreciation	—

Net unrealized appreciation (depreciation) of investments	$5,316,323

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.